Fair Value Measurement - Schedule of Fair Value of the Company’s Level 3 Related Party Convertible Debt Payable (Details) - Related Party Convertible Debt Payable, at Fair Value [Member] - USD ($)
$ in Thousands
	3 Months Ended						9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025
Schedule of Fair Value of the Company’s Level 3 Related Party Convertible Debt Payable [Line Items]
Fair value, beginning balance	$ 2,543	$ 2,390	$ 2,234	$ 1,838	$ 1,774	$ 1,714	$ 2,234
Issuance of Tasly Convertible Notes						16
Gain (Loss) on change in the fair value of related party convertible debt	(578)	153	156	320	64	44
Fair value, ending balance	4,127	$ 2,543	$ 2,390	$ 2,158	$ 1,838	$ 1,774	$ 4,127
Assumption of related party convertible note upon closing of the Business Combination	$ 2,162